Goodwill and other intangible assets - Amortization of Favorable and Unfavorable Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 65
2017	43
2018	23
2019	0
2020	0
Total	$ 131	$ 247	$ 377